Issued Capital - Summary of Movements in Ordinary Shares (Details)		12 Months Ended
	Sep. 02, 2021 shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares
Disclosure of classes of share capital [line items]
Share issue - rights			$ 480,000	$ 22,606,257
Shares issued to employees				$ 60,750
Shares issued on exercise of options, shares | shares	2,000,000	0	2,000,000
Shares issued on exercise of warrants, shares | shares			8,000,000
Share issue in a US F-1, shares | shares		115,384,680
Ordinary Shares
Disclosure of classes of share capital [line items]
Opening balance, shares | shares		1,353,350,744	1,007,596,744	626,185,872
Opening balance		$ 217,695,759	$ 190,190,147	$ 148,156,005
Share issue - share placement, shares | shares				185,757,511
Share issue - share placement				$ 21,229,874
Share issue - rights, shares | shares				195,229,129
Share issue - rights				$ 22,606,257
Shares issued to employees, shares | shares				424,232
Shares issued to employees				$ 60,750
Shares issued on exercise of options, shares | shares			2,000,000
Shares issued on exercise of options			$ 27,200
Shares issued on exercise of warrants, shares | shares			8,000,000
Shares issued on exercise of warrants			$ 480,000
Transfer from share-based payments reserve as result of options and warrants being exercised			$ 327,760
Share issue in a US IPO and NASDAQ listing, shares | shares			335,754,000
Share issue in a US IPO and NASDAQ listing			$ 32,383,263
Share issue in a US F-1, shares | shares		115,384,680
Share issue in a US F-1		$ 7,419,235
Share issue costs		$ (1,702,332)	$ (5,712,611)	(423,492)
Warrants issued - underwriting fee				$ (1,439,247)
Closing balance, shares | shares		1,468,735,424	1,353,350,744	1,007,596,744
Closing balance		$ 223,412,662	$ 217,695,759	$ 190,190,147